17. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

On May 8, 2015, we filed a Form S-1 Registration Statement under the Securities Act of 1933 (“S-1”) with the SEC for the initial registration of 10 million shares of our common stock, and on July 6, 2015, the S-1 was declared effective by the SEC. On October 8, 2015, we submitted a Post-Effective Amendment No. 1 to our S-1 incorporating the new information resulting from the GX-Life Transactions and resignation of our former CEO, Lei Pei. The Post-Effective Amendment No. 1 was declared effective by the SEC on October 19, 2015. On December 2, 2015, we submitted a Post-Effective Amendment No. 2 to our S-1 incorporating certain information contained in our Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2015, that was filed with the SEC on November 17, 2015. The Post-Effective Amendment No. 2 was declared effective by the SEC on December 22, 2015. On May 4, 2016, we submitted a Post-Effective Amendment No. 3 to our S-1 incorporating certain information contained in our Annual Report on Form 10-K for the year ended December 31, 2015, including changes in circumstances involving the deployment of GX Coin. The offering is priced at $3.50 per share. Subsequent to March 31, 2015, the Company received written and verbal commitments to purchase 1,000,000 shares under the S-1 for a total of US$3,500,000. However, prior to the S-1 becoming ineffective, the Company sold 759,453 shares under the S-1 for US$2,658,085.50. The remaining commitment is considered unsold until the S-1 is declared effective again by the SEC and the Company receives the appropriate documents and funds are received.

On June 3, 2016 (the “Filing Date”), Kevin McAllister (“Claimant”) filed a claim (the “Action”) against the Company and its CFO and director, Michael Dunn, as an individual (collectively, the “Defendants”), for (i) breach of contract and (ii) fraud with the Superior Court of California, County of Orange, in Santa Ana, California. Claimant alleges that he entered into a written contract, a convertible promissory note (the “McAllister Note”), with the Company on or around December 4, 2014, but that the Company breached the McAllister Note by failing to make certain payments owed to Claimant under the terms of the note. Claimant is also alleging that Defendants agreed to perform its duties under the McAllister Note, but because Defendants have not performed or paid Claimant yet, Claimant alleges that Defendants never intended to pay the amounts owed under the McAllister Note. Furthermore, Claimant alleges that the Company has misrepresented information in its financial statements that the McAllister Note (and other debt), has or will be paid, when the Company allegedly refuses to pay such note (and other debt). Claimant is seeking approximately $182,583.26 in damages as well as costs of collection, attorney’s fees, punitive damages, and expenses.

On June 30, 2016, the Claimant and Defendants entered into a settlement agreement (the “Settlement Agreement”) whereby the Company agreed to pay Claimant $160,000 (the “Settlement Amount”) in full satisfaction of any and all claims related to the Action. The Settlement Amount was paid to Claimant on July 1, 2016. On July 7, 2016, a Request for Dismissal to dismiss the entire Action against the Defendants from all causes of action was filed with prejudice in the Superior Court of California, County of Orange, in Santa Ana, California. Although the Company settled the Action with Claimant, the Company believes that Claimant’s lawsuit was without merit.

Private Consulting Group Consulting Agreement

On February 26, 2016, we entered into a Consulting Agreement with Private Consulting Group (“Consultant”) under which Consultant agreed to provide business and financial consulting services including advice and assistance with our capital market positioning and identifying prospective institutional purchasers for our equity securities. The agreement has a term of seven (7) months and requires that we pay Consultant $10,000 per month and issue Consultant 50,000 restricted shares of our common stock. During 2016, we will value the shares based on their fair market value on the date of issue and record a general and administrative expense in the appropriate amount.

iMatrix Software, Inc. Consulting Agreement

On February 17, 2016, we entered into a Consulting Agreement with iMatrix Software, Inc. (“Consultant”) under which Consultant agreed to provide services to assist in developing and expanding our direct-selling business. The agreement has a term of 3 months and requires that we pay Consultant $18,000 per month and issue Consultant 3,000 registered and free-trading shares of our common stock.

Mitchell Morrison Consulting Agreement

On April 1, 2016, we entered into a Consulting Agreement with Mitchell Morrison (“Consultant”) under which Consultant agreed to provide business and financial consulting services including advice and assistance with our capital market positioning and identifying prospective institutional purchasers for our equity securities. The agreement has no stated term, is cancellable by either party on 30 days’ notice, and requires that we pay Consultant $15,000 on execution of the agreement and $10,000 per month.

Employee Shares

During the three months ended March 31, 2016, four of our employees earned a total of 31,000 of our free-trading common shares in accordance with employment arrangements they have with our Company. We will value the shares at the fair market values over the period of time they were earned and will charge our results of operations accordingly.

Other Information

Subsequent to December 31, 2015, we arranged for the sale of 1,000,000 shares under the S-1 for a total of $3,500,000. In that regard, we have received $999,975 to date and we are in the process of finalizing the remaining paperwork and funding with respect to the sale. In addition, during the three months ended March 31, 2016, we have received approximately $1,770,000 from new members enrolled in our GX-Life direct-selling membership program.